Expense Example, No Redemption - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2025 USD ($)
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	762
Expense Example, No Redemption, 5 Years	1,347
Expense Example, No Redemption, 10 Years	2,935
THE GABELLI DIVIDEND GROWTH FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	766
Expense Example, No Redemption, 3 Years	1,292
Expense Example, No Redemption, 5 Years	1,844
Expense Example, No Redemption, 10 Years	3,340
THE GABELLI DIVIDEND GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	278
Expense Example, No Redemption, 3 Years	984
Expense Example, No Redemption, 5 Years	1,714
Expense Example, No Redemption, 10 Years	3,641
THE GABELLI DIVIDEND GROWTH FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	635
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	$ 2,723